Putnam Investments

100 Federal Street

Boston, MA 02110

January 23, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: Putnam ETF Trust (Reg. No. 333-253222) (811-23643) (the “Trust”), on behalf of its Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, Putnam ESG Ultra Short ETF, Putnam PanAgora ESG Emerging Markets Equity ETF, and Putnam PanAgora ESG International Equity ETF series, (the “Funds”)

Post-Effective Amendment No. 14 to Registration Statement on Form N-1A,

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus of the Funds that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 17, 2023.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 2577.

Very truly yours,

Putnam ETF Trust

/s/ Jonathan S. Horwitz

By:_________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  James Thomas, Esq.

Ropes & Gray LLP

Peter T. Fariel, Esq.

Deputy General Counsel, Putnam Investments